Related party transactions and balances (Schedule of Balance with Related Parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current:
Amounts due from related parties	¥ 390,330	$ 56,219	¥ 60,004
Non-current:
Amounts due Noncurrent Related Parties	64,902	9,348	0
Current:
Amounts due to related parties	32,526	4,685	28,762
Ctrip [Member]
Current:
Amounts due from related parties	30,668	4,417	59,142
Current:
Amounts due to related parties	32,526	4,685	28,669
JD [Member]
Current:
Amounts due from related parties	3,374	486	862
Current:
Amounts due to related parties	0	0	93
HNA [Member]
Current:
Amounts due from related parties	356,288	51,316	0
Non-current:
Amounts due Noncurrent Related Parties	¥ 64,902	$ 9,348	¥ 0